Bank loan (Details Narrative) - USD ($) $ in Thousands								12 Months Ended
	Feb. 24, 2025	Mar. 01, 2024	Feb. 17, 2023	Sep. 14, 2022	Feb. 24, 2022	Feb. 08, 2022	Jan. 24, 2022	Dec. 31, 2024	Jun. 04, 2024	Aug. 30, 2023	Feb. 10, 2023
Disclosure of detailed information about borrowings [line items]
Additional Draw Down								$ 25,287
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan availed							$ 10,000		$ 30,000	$ 25,000	$ 20,000
Additional bank loan available							$ 15,000		5,000	10,000	$ 15,000
Standby fee on undrawn portion of bank loan							0.90%
Bank loan maturity date	Mar. 31, 2027	Mar. 31, 2027		Mar. 31, 2025			Mar. 31, 2023
Additional Draw Down			$ 10,287		$ 7,000	$ 3,000
Secured Revolving Credit Facility [Member] | Base Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin							3.00%
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin							4.00%
Additional Drawdown | Cozamin [member]
Disclosure of detailed information about borrowings [line items]
Additional bank loan available										$ 7,500
Additional Drawdown | Vares Copper Stream [Member]
Disclosure of detailed information about borrowings [line items]
Additional bank loan available									$ 15,000